Income taxes - Summary of Income (Loss) Before Income Taxes and the Provision for Current and Deferred Income Taxes Attributable (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Profit Loss Before Tax And Major Components Of Tax Expense Income [Abstract]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	¥ (2,136)	¥ (722)
Deferred tax income (expense) arising from writedown or reversal of writedown of deferred tax asset	¥ 33,415	¥ 287,590